Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ 80,615	$ 95,080	$ 95,564
Goodwill impairment	651,825
Impairment loss recognised in profit or loss, intangible assets other than goodwill	765,736
Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	197,886	218,461	196,474
Impairment loss recognised in profit or loss, intangible assets other than goodwill	947,118
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ (117,271)	$ (123,381)	(100,910)
Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life years	19 years	19 years
Remaining depreciation years	14 years	14 years
Net Balance	$ 40,160	$ 50,222	43,065
Land Buildings And Equipment [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	76,818	89,290	65,843
Land Buildings And Equipment [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ (36,658)	$ (39,068)	(22,778)
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life years	3 years	3 years
Remaining depreciation years	1 year	1 year
Net Balance	$ 27,650	$ 27,551	32,607
Equipment [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	85,404	81,423	80,383
Equipment [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ (57,754)	$ (53,872)	(47,776)
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life years	3 years	3 years
Remaining depreciation years	2 years	2 years
Net Balance	$ 12,805	$ 17,307	19,892
Other [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	35,664	47,748	50,248
Other [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	(22,859)	(30,441)	(30,356)
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	6,986	8,879	9,373
Furniture [Member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	21,203	27,088
Furniture [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	(14,217)	(18,209)
Leasehold improvements [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	20,363
Leasehold improvements [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	(10,960)
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	5,819	8,428	$ 10,519
Others [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	14,461	20,660
Others [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ (8,642)	$ (12,232)